Net Loss Per Share Applicable to Common Shareholders	6 Months Ended
Jun. 30, 2022
Earnings Per Share Reconciliation [Abstract]
Earnings Per Share Reconciliation Disclosure	Note 4 – Net Loss Per Share Applicable to Common Shareholders Net Loss per Share Applicable to Common Stockholders Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock. The following table sets forth the computation of loss per share for the three and six months ended June 30, 2022, and 2021, respectively: For the Three Months Ended For the Six Months Ended June 30, June 30, 2022 2021 2022 2021 Numerator: Net loss applicable to common shareholders $ (3,885,677) $ (1,523,769) $ (7,610,563) $ (4,278,721) Denominator: Weighted average common shares outstanding 221,523,073 201,678,218 217,634,736 194,455,386 Net loss per share: Basic and diluted $ (0.02) $ (0.01) $ (0.03) $ (0.02) The Company excluded all common equivalent shares outstanding for warrants, options, and convertible instruments to purchase common stock from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of June 30, 2022, and 2021, the following shares were issuable and excluded from the calculation of diluted loss: For the Six Months Ended June 30, 2022 2021 Common stock options 16,354,961 11,696,211 Common stock purchase warrants 33,290,673 12,600,000 Convertible Preferred Stock Series C 4,362,575 8,150,705 Accrued interest on Preferred Stock 480,056 376,803 Potentially dilutive securities 54,488,265 32,823,719